Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal tax, Rate	34.00%	34.00%
State tax, Rate	5.90%	5.90%
R&D Credit, Rate	2.70%	2.70%
Incentive stock options, Rate	3.60%	4.70%
Valuation allowance, Rate	(46.20%)	(47.30%)
Net, Rate	0.00%	0.00%